Income Tax and Social Contribution - Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 40,664
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 7,525
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 48,189	R$ 50,877	R$ 53,164
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (15,083)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 33,106
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 37,701
Present value of tax loss /social contribution loss carryforwards	6,682
Present value of deferred tax assets	44,383
Present value of deferred tax liabilities	(13,427)
Present value of net deferred taxes	30,956
Current [Member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 22,219
Temporary differences, percentage	55.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 3,248
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	43.00%
Deferred tax assets	R$ 25,467
Deferred tax assets, percentage	53.00%
Deferred tax liabilities	R$ (3,132)
Deferred tax liabilities, percentage	21.00%
Net deferred taxes	R$ 22,335
Net deferred taxes,percentage	67.00%
Later than one year and not later than two years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 9,824
Temporary differences, percentage	24.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 162
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	2.00%
Deferred tax assets	R$ 9,986
Deferred tax assets, percentage	20.00%
Deferred tax liabilities	R$ (4,654)
Deferred tax liabilities, percentage	31.00%
Net deferred taxes	R$ 5,332
Net deferred taxes,percentage	16.00%
Later than one year and not later than three years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 1,983
Temporary differences, percentage	5.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 768
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	10.00%
Deferred tax assets	R$ 2,751
Deferred tax assets, percentage	6.00%
Deferred tax liabilities	R$ (2,020)
Deferred tax liabilities, percentage	14.00%
Net deferred taxes	R$ 731
Net deferred taxes,percentage	2.00%
Later than three years and not later than four years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 1,286
Temporary differences, percentage	3.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 725
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	10.00%
Deferred tax assets	R$ 2,011
Deferred tax assets, percentage	4.00%
Deferred tax liabilities	R$ (1,787)
Deferred tax liabilities, percentage	11.00%
Net deferred taxes	R$ 224
Net deferred taxes,percentage	1.00%
Later than four years and not later than five years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 832
Temporary differences, percentage	2.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 918
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	12.00%
Deferred tax assets	R$ 1,750
Deferred tax assets, percentage	4.00%
Deferred tax liabilities	R$ (825)
Deferred tax liabilities, percentage	5.00%
Net deferred taxes	R$ 925
Net deferred taxes,percentage	3.00%
Over 5 years [Member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 4,520
Temporary differences, percentage	11.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,704
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	23.00%
Deferred tax assets	R$ 6,224
Deferred tax assets, percentage	13.00%
Deferred tax liabilities	R$ (2,665)
Deferred tax liabilities, percentage	18.00%
Net deferred taxes	R$ 3,559
Net deferred taxes,percentage	11.00%